Prospectus Supplement	August 1, 2016

Putnam RetirementReady ® Funds Prospectus dated November 30, 2015 Effective September 1, 2016, in the Fund summaries section, for each fund listed below, the sub-sections Annual fund operating expenses and Example in the section Fees and expenses will be deleted in their entirety and replaced as indicated below:

Putnam RetirementReady 2060 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.78%	0.64%	1.67%	(0.66)%	1.01%

Class B	0.00%	1.00%	0.78%	0.64%	2.42%	(0.66)%	1.76%

Class C	0.00%	1.00%	0.78%	0.64%	2.42%	(0.66)%	1.76%

Class M	0.00%	0.75%	0.78%	0.64%	2.17%	(0.66)%	1.51%

Class R	0.00%	0.50%	0.78%	0.64%	1.92%	(0.66)%	1.26%

Class Y	0.00%	N/A	0.78%	0.64%	1.42%	(0.66)%	0.76%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Other expenses are based on estimated amounts for the current fiscal year. Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years

Class A	$672	$898

Class B	$679	$875

Class B (no redemption)	$179	$575

Class C	$279	$575

Class C (no redemption)	$179	$575

Class M	$498	$831

Class R	$128	$421

Class Y	$78	$264

Putnam RetirementReady 2055 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual	Expense	fund operating
		service		fund fees	fund	reim-	expenses
Share	Manage-	(12b-1)	Other	and	operating	burse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	2.30%	0.64%	3.19%	(2.09)%	1.10%

Class B	0.00%	1.00%	2.30%	0.64%	3.94%	(2.09)%	1.85%

Class C	0.00%	1.00%	2.30%	0.64%	3.94%	(2.09)%	1.85%

Class M	0.00%	0.75%	2.30%	0.64%	3.69%	(2.09)%	1.60%

Class R	0.00%	0.50%	2.30%	0.64%	3.44%	(2.09)%	1.35%

Class Y	0.00%	N/A	2.30%	0.64%	2.94%	(2.09)%	0.85%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$681	$1,317	$1,976	$3,732

Class B	$688	$1,309	$2,048	$3,862

Class B (no redemption)	$188	$1,009	$1,848	$3,862

Class C	$288	$1,009	$1,848	$4,025

Class C (no redemption)	$188	$1,009	$1,848	$4,025

Class M	$507	$1,253	$2,019	$4,023

Class R	$137	$862	$1,609	$3,581

Class Y	$87	$712	$1,363	$3,112

Putnam RetirementReady 2050 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
		service		fund fees	fund	Expense	expenses
Share	Manage-	(12b-1)	Other	and	operating	reimburse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.69%	0.65%	1.59%	(0.46)%	1.13%

Class B	0.00%	1.00%	0.69%	0.65%	2.34%	(0.46)%	1.88%

Class C	0.00%	1.00%	0.69%	0.65%	2.34%	(0.46)%	1.88%

Class M	0.00%	0.75%	0.69%	0.65%	2.09%	(0.46)%	1.63%

Class R	0.00%	0.50%	0.69%	0.65%	1.84%	(0.46)%	1.38%

Class Y	0.00%	N/A	0.69%	0.65%	1.34%	(0.46)%	0.88%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$684	$1,006	$1,350	$2,319

Class B	$691	$986	$1,409	$2,453

Class B (no redemption)	$191	$686	$1,209	$2,453

Class C	$291	$686	$1,209	$2,641

Class C (no redemption)	$191	$686	$1,209	$2,641

Class M	$510	$939	$1,394	$2,651

Class R	$140	$534	$953	$2,121

Class Y	$90	$379	$690	$1,573

Putnam RetirementReady 2045 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
		service		fund fees	fund	Expense	expenses
Share	Manage-	(12b-1)	Other	and	operating	reimburse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.56%	0.66%	1.47%	(0.36)%	1.11%

Class B	0.00%	1.00%	0.56%	0.66%	2.22%	(0.36)%	1.86%

Class C	0.00%	1.00%	0.56%	0.66%	2.22%	(0.36)%	1.86%

Class M	0.00%	0.75%	0.56%	0.66%	1.97%	(0.36)%	1.61%

Class R	0.00%	0.50%	0.56%	0.66%	1.72%	(0.36)%	1.36%

Class Y	0.00%	N/A	0.56%	0.66%	1.22%	(0.36)%	0.86%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$682	$980	$1,299	$2,202

Class B	$689	$960	$1,357	$2,336

Class B (no redemption)	$189	$660	$1,157	$2,336

Class C	$289	$660	$1,157	$2,526

Class C (no redemption)	$189	$660	$1,157	$2,526

Class M	$508	$913	$1,343	$2,537

Class R	$138	$507	$900	$2,000

Class Y	$88	$352	$636	$1,445

Putnam RetirementReady 2040 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
		service		fund fees	fund	Expense	expenses
Share	Manage-	(12b-1)	Other	and	operating	reimburse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.45%	0.67%	1.37%	(0.23)%	1.14%

Class B	0.00%	1.00%	0.45%	0.67%	2.12%	(0.23)%	1.89%

Class C	0.00%	1.00%	0.45%	0.67%	2.12%	(0.23)%	1.89%

Class M	0.00%	0.75%	0.45%	0.67%	1.87%	(0.23)%	1.64%

Class R	0.00%	0.50%	0.45%	0.67%	1.62%	(0.23)%	1.39%

Class Y	0.00%	N/A	0.45%	0.67%	1.12%	(0.23)%	0.89%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$685	$963	$1,261	$2,108

Class B	$692	$942	$1,318	$2,242

Class B (no redemption)	$192	$642	$1,118	$2,242

Class C	$292	$642	$1,118	$2,434

Class C (no redemption)	$192	$642	$1,118	$2,434

Class M	$511	$896	$1,305	$2,446

Class R	$142	$489	$860	$1,903

Class Y	$91	$333	$595	$1,343

Putnam RetirementReady 2035 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.42%	0.67%	1.34%	(0.22)%	1.12%

Class B	0.00%	1.00%	0.42%	0.67%	2.09%	(0.22)%	1.87%

Class C	0.00%	1.00%	0.42%	0.67%	2.09%	(0.22)%	1.87%

Class M	0.00%	0.75%	0.42%	0.67%	1.84%	(0.22)%	1.62%

Class R	0.00%	0.50%	0.42%	0.67%	1.59%	(0.22)%	1.37%

Class Y	0.00%	N/A	0.42%	0.67%	1.09%	(0.22)%	0.87%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$683	$955	$1,247	$2,077

Class B	$690	$934	$1,304	$2,211

Class B (no redemption)	$190	$634	$1,104	$2,211

Class C	$290	$634	$1,104	$2,403

Class C (no redemption)	$190	$634	$1,104	$2,403

Class M	$509	$888	$1,291	$2,416

Class R	$139	$480	$845	$1,871

Class Y	$89	$325	$580	$1,309

Putnam RetirementReady 2030 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.39%	0.64%	1.28%	(0.17)%	1.11%

Class B	0.00%	1.00%	0.39%	0.64%	2.03%	(0.17)%	1.86%

Class C	0.00%	1.00%	0.39%	0.64%	2.03%	(0.17)%	1.86%

Class M	0.00%	0.75%	0.39%	0.64%	1.78%	(0.17)%	1.61%

Class R	0.00%	0.50%	0.39%	0.64%	1.53%	(0.17)%	1.36%

Class Y	0.00%	N/A	0.39%	0.64%	1.03%	(0.17)%	0.86%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$682	$942	$1,222	$2,017

Class B	$689	$920	$1,277	$2,152

Class B (no redemption)	$189	$620	$1,077	$2,152

Class C	$289	$620	$1,077	$2,345

Class C (no redemption)	$189	$620	$1,077	$2,345

Class M	$508	$875	$1,265	$2,358

Class R	$138	$467	$818	$1,809

Class Y	$88	$311	$552	$1,244

Putnam RetirementReady 2025 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.40%	0.61%	1.26%	(0.20)%	1.06%

Class B	0.00%	1.00%	0.40%	0.61%	2.01%	(0.20)%	1.81%

Class C	0.00%	1.00%	0.40%	0.61%	2.01%	(0.20)%	1.81%

Class M	0.00%	0.75%	0.40%	0.61%	1.76%	(0.20)%	1.56

Class R	0.00%	0.50%	0.40%	0.61%	1.51%	(0.20)%	1.31%

Class Y	0.00%	N/A	0.40%	0.61%	1.01%	(0.20)%	0.81%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$677	$933	$1,209	$1,993

Class B	$684	$911	$1,264	$2,128

Class B (no redemption)	$184	$611	$1,064	$2,128

Class C	$284	$611	$1,064	$2,322

Class C (no redemption)	$184	$611	$1,064	$2,322

Class M	$503	$866	$1,253	$2,335

Class R	$133	$458	$805	$1,784

Class Y	$83	$302	$538	$1,218

Putnam RetirementReady 2020 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.40%	0.60%	1.25%	(0.18)%	1.07%

Class B	0.00%	1.00%	0.40%	0.60%	2.00%	(0.18)%	1.82%

Class C	0.00%	1.00%	0.40%	0.60%	2.00%	(0.18)%	1.82%

Class M	0.00%	0.75%	0.40%	0.60%	1.75%	(0.18)%	1.57%

Class R	0.00%	0.50%	0.40%	0.60%	1.50%	(0.18)%	1.32%

Class Y	0.00%	N/A	0.40%	0.60%	1.00%	(0.18)%	0.82%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$678	$932	$1,206	$1,984

Class B	$685	$910	$1,261	$2,119

Class B (no redemption)	$185	$610	$1,061	$2,119

Class C	$285	$610	$1,061	$2,313

Class C (no redemption)	$185	$610	$1,061	$2,313

Class M	$504	$865	$1,249	$2,326

Class R	$134	$456	$801	$1,775

Class Y	$84	$300	$535	$1,208

Putnam Retirement Income Fund Lifestyle 1
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.61%	0.58%	1.44%	(0.43)%	1.01%

Class B	0.00%	1.00%	0.61%	0.58%	2.19%	(0.43)%	1.76%

Class C	0.00%	1.00%	0.61%	0.58%	2.19%	(0.43)%	1.76%

Class M	0.00%	0.50%	0.61%	0.58%	1.69%	(0.43)%	1.26%

Class R	0.00%	0.50%	0.61%	0.58%	1.69%	(0.43)%	1.26%

Class Y	0.00%	N/A	0.61%	0.58%	1.19%	(0.43)%	0.76%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$499	$797	$1,116	$2,020

Class B	$679	$944	$1,335	$2,300

Class B (no redemption)	$179	$644	$1,135	$2,300

Class C	$279	$644	$1,135	$2,490

Class C (no redemption)	$179	$644	$1,135	$2,490

Class M	$449	$800	$1,174	$2,223

Class R	$128	$491	$877	$1,962

Class Y	$78	$335	$613	$1,405

Effective September 1, 2016, Putnam Government Money Market Fund will replace Putnam Money Market Fund as an underlying fund for all Putnam RetirementReady Funds. As a result, the following changes to the prospectus are effective September 1, 2016:

1. All references to Putnam Money Market Fund are removed and replaced with references to Putnam Government Money Market Fund.